SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
SHORT-TERM BORROWINGS [Abstract]
Schedule of Short-term Borrowings
		As of December 31
		2013	2014
	Maturities	RMB	RMB
Secured short-term borrowings from third party		50,000	-
Unsecured short-term borrowings from third parties	February 2014 to September 2015	20,800	11,800
Unsecured short-term borrowings from individuals	October 2013 to November 2015	21,630	27,833
Total Short-term borrowings		92,430	39,633